Pension Plans and Postretirement Benefits (Benefit Obligation and Expense for Our Split-Dollar Life Insurance Agreements) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Benefit obligation	$ 202	$ 169	$ 164
Other operating and administrative expenses	$ 58	$ 27	$ 16